CORE DEPOSIT INTANGIBLE (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense on core deposit intangible	$ 58,000	$ 75,000